RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Debt principal amount	$ 6,599,949	$ 5,700,168
Independent Director of Melco [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount	5,500	6,500
Interest Expense, Related Party	316	258	$ 32
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount	60,000	60,000
Interest Expense, Related Party	$ 4,494	$ 1,740